Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2017
Allowance for Credit Losses [Abstract]
Allowance for Loans Losses [text block table]

Breakdown of the movements in the Group’s allowance for loan losses

	2017			2016			2015
in € m.	Individually assessed	Collectively assessed	Total	Individually assessed	Collectively assessed	Total	Individually assessed	Collectively assessed	Total
Allowance, beginning of year	2,071	2,475	4,546	2,252	2,776	5,028	2,364	2,849	5,212
Provision for loan losses	299	253	552	743	604	1,347	334	548	882
Net charge-offs:	(487)	(532)	(1,019)	(894)	(870)	(1,764)	(482)	(612)	(1,094)
Charge-offs	(541)	(605)	(1,146)	(979)	(972)	(1,951)	(538)	(717)	(1,255)
Recoveries	54	73	127	85	101	187	56	105	161
Other Changes	(117)	(41)	(158)	(30)	(35)	(65)	36	(8)	28
Allowance, end of year	1,766	2,155	3,921	2,071	2,475	4,546	2,252	2,776	5,028

Allowance for Off-Balance Sheet Positions [text block table]

Activity in the Group’s allowance for off-balance sheet positions (contingent liabilities and lending commitments)

	2017			2016			2015
in € m.	Individually assessed	Collectively assessed	Total	Individually assessed	Collectively assessed	Total	Individually assessed	Collectively assessed	Total
Allowance, beginning of year	162	183	346	144	168	312	85	141	226
Provision for off-balance sheet positions	(23)	(4)	(27)	24	12	36	58	16	74
Usage	0	0	0	0	0	0	0	0	0
Other changes	(18)	(16)	(34)	(5)	3	(2)	1	10	11
Allowance, end of year	122	163	285	162	183	346	144	168	312